Other reserve (Tables)	12 Months Ended
Dec. 31, 2019
Other reserves [abstract]
Summary of Other Reserve

	2017
	Foreign currency translation reserve	Amounts recognized in other comprehensive income (loss) and accumulated in equity relating to non-current assets held for sale	Unrealized gain on valuation of available-for-sale financial assets	Unearned employee awards	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
January 1	10,600	287,645	—	(200,204)	98,041
Currency translation differences
- The Company	(232,652)	—	—	—	(232,652)
- Disposal of a subsidiary	287,645	(287,645)	—	—	—
Employee restricted shares
- The Company	—	—	—	145,634	145,634
Evaluation adjustment
- Associates	—	—	678	—	678

December 31	65,593	—	678	(54,570)	11,701

	2018
	Foreign currency translation reserve	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Unrealized gain on valuation of available-for-sale financial assets	Unearned employee awards	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
January 1	65,593	—	678	(54,570)	11,701
Effects on initial application of IFRS 9	—	42,843	(678)	—	42,165

Adjusted beginning balance	65,593	42,843	—	(54,570)	53,866
Currency translation differences
- The Company	(51,077)	—	—	—	(51,077)
Employee restricted shares
- The Company	—	—	—	52,869	52,869
Evaluation adjustment
- The Company	—	85,022	—	—	85,022
- Associates	—	(2,438)	—	—	(2,438)
Evaluation adjustment related tax
- The Company	—	(18,529)	—	—	(18,529)

December 31	14,516	106,898	—	(1,701)	119,713

	2019
	Foreign currency translation reserve	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Unearned employee awards	Total
	NT$000	NT$000	NT$000	NT$000
January 1	14,516	106,898	(1,701)	119,713
Currency translation differences
- The Company	(104,198)	—	—	(104,198)
Employee restricted shares
- The Company	—	—	1,701	1,701
Evaluation adjustment
- The Company	—	(52,549)	—	(52,549)
- Associates	—	5,093	—	5,093
Evaluation adjustment related tax
- The Company	—	7,016	—	7,016
Disposal of investment in associates	—	(72)	—	(72)

December 31	(89,682)	66,386	—	(23,296)